Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Carrying amount of the hedged assets/liabilities	¥ 1,773	¥ 1,164
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	5	2
Long-term borrowings [Member]
Carrying amount of the hedged assets/liabilities	1,773	1,164
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	¥ 5	¥ 2